CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IPO
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 10,284
Additional public offering
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 702